Financial instruments - Non-hedge Derivative Instrument Outstanding (Details) - Floating interest rate	Dec. 31, 2022 oz lb
Gold forward contracts
Statement Line Items [Line Items]
Nominal amount of hedging instrument | oz	21,797,000
Copper forward contracts
Statement Line Items [Line Items]
Nominal amount of hedging instrument | lb	2,645,354